Segment Information (Details)	12 Months Ended
	Mar. 31, 2019 USD ($) segment	Mar. 31, 2019 CNY (¥) segment	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)
Segment Information
Number of reportable segments | segment	1	1
Total net revenues	$ 162,927,323	¥ 1,093,437,850	¥ 947,580,431	¥ 577,902,804
Product sales
Segment Information
Total net revenues	140,478,777	942,781,165	912,512,337	572,445,248
Apparel
Segment Information
Total net revenues		779,641,383	727,053,130	466,425,014
Cosmetics
Segment Information
Total net revenues		99,375,020	111,814,250	53,307,542
Other product sales
Segment Information
Total net revenues		63,764,762	73,644,957	52,712,692
Services
Segment Information
Total net revenues	$ 22,448,546	¥ 150,656,685	¥ 35,068,094	¥ 5,457,556